Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2023
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	dei_EntityCentralIndexKey	0001667919
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 10, 2024
Document Effective Date	dei_DocumentEffectiveDate	May 10, 2024
FT Vest Fund of Nasdaq-100 Buffer ETFs
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Notwithstanding anything to the contrary in the Fund’s Prospectus or Statement of Additional Information, the Fund’s name is changed to “FT Vest Laddered Nasdaq Buffer ETF”.